Cash flows from financing activities (Details) - USD ($) $ in Millions	3 Months Ended					12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
December 31, 2024				$ 14,792		$ 14,792	$ 12,471	$ 11,181
Additions	$ 71	$ 449	$ 28	150	$ 599	5,468	4,855	1,950
Payments (i)						(1,454)	(2,605)	(658)
Interest paid (ii)						(1,000)	(868)	(743)
Cash flow from financing activities						3,005	1,382	549
Effect of exchange rate						182	(184)	(25)
Interest accretion						1,140	877	766
Non-cash changes						1,082	939	741
Acquisition of Aliança Energia							246
Transaction costs						(9)
Transfer to held for sale (Energy Assets)						(240)
December 31, 2025	18,879					18,879	14,792	12,471
Quoted In The Secondary Market [Member]
IfrsStatementLineItems [Line Items]
December 31, 2024				8,539		8,539	7,474	6,497
Additions						1,830	2,033	1,500
Payments (i)						(373)	(1,037)	(542)
Interest paid (ii)						(610)	(527)	(454)
Cash flow from financing activities						847	469	504
Effect of exchange rate						145	(121)	19
Interest accretion						732	503	454
Non-cash changes						667	596	473
Acquisition of Aliança Energia							214
Transaction costs
Transfer to held for sale (Energy Assets)						(210)
December 31, 2025	10,053					10,053	8,539	7,474
Debt Contract In Brazil [Member]
IfrsStatementLineItems [Line Items]
December 31, 2024				337		337	250	280
Additions
Payments (i)						(44)	(46)	(50)
Interest paid (ii)						(23)	(20)	(24)
Cash flow from financing activities						(67)	(66)	(74)
Effect of exchange rate						22	101	20
Interest accretion						23	20	24
Non-cash changes						15	153	44
Acquisition of Aliança Energia							32
Transaction costs
Transfer to held for sale (Energy Assets)						(30)
December 31, 2025	285					285	337	250
Debt Contracts On The International Markets [Member]
IfrsStatementLineItems [Line Items]
December 31, 2024				5,916		5,916	4,747	4,404
Additions						2,888	2,822	450
Payments (i)						(1,037)	(1,522)	(66)
Interest paid (ii)						(367)	(321)	(265)
Cash flow from financing activities						1,484	979	119
Effect of exchange rate						15	(164)	(64)
Interest accretion						381	354	288
Non-cash changes						396	190	224
Acquisition of Aliança Energia
Transaction costs
Transfer to held for sale (Energy Assets)
December 31, 2025	7,796					7,796	5,916	4,747
Total Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
December 31, 2024				14,792		14,792	12,471	11,181
Additions						4,718	4,855	1,950
Payments (i)						(1,454)	(2,605)	(658)
Interest paid (ii)						(1,000)	(868)	(743)
Cash flow from financing activities						2,264	1,382	549
Effect of exchange rate						182	(184)	(25)
Interest accretion						1,136	877	766
Non-cash changes						1,078	939	741
Acquisition of Aliança Energia							246
Transaction costs
Transfer to held for sale (Energy Assets)						(240)
December 31, 2025	18,134					18,134	14,792	12,471
Subordinated Notes [Member]
IfrsStatementLineItems [Line Items]
December 31, 2024
Additions						750
Payments (i)
Interest paid (ii)
Cash flow from financing activities						741
Effect of exchange rate
Interest accretion						4
Non-cash changes						4
Acquisition of Aliança Energia
Transaction costs						(9)
Transfer to held for sale (Energy Assets)
December 31, 2025	$ 745					$ 745